Critical accounting estimates and judgements (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	90.00%	90.00%
Borrowings, interest rate	5.00%
Percentage of loan issued	50.00%
Percentage of loan repaid	25.00%
Borrowings, maturity	February 10, 2022
Valuation of warrants [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	90.00%
Share Option Granted [Member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	80.00%